OTHER SHORT TERM LIABILITIES	12 Months Ended
Mar. 31, 2011
OTHER SHORT TERM LIABILITIES

Note 19          OTHER SHORT TERM LIABILITIES

Other short-term liabilities are comprised of the following:

Other Short-Term Liabilities	3.31.11	3.31.10
	KUSD	KUSD
Purchase Assets L911	745.9	505.1
Purchase Assets - Fastworks	119.2	-
Purchase Assets - Permessa	757.9	-
Purchase Assets - Salesplace	504.8	-
Tax Liabilities	603.9	635.4
Loans	-	72.4
Other Liabilities	88,3	770.0
	2,820.0	1,982.9